INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2018
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
At March 31, 2018 and 2017, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2018 and 2017 by series are as follows:

	2018	2017
Series 15	9	13
Series 16	12	17
Series 17	4	5
Series 18	11	12
Series 19	3	6
	39	53

Schedule Of Dispositions By Series [Table Text Block]
A summary of the dispositions by Series for March 31, 2018 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	4	-	$265,241	$265,241
Series 16	5	-	262,894	262,894
Series 17	1	-	22,000	22,000
Series 18	-	1	508,704	508,704
Series 19	3	-	69,102	69,102
Total	13	1	$1,127,941	$1,127,941

A summary of the dispositions by Series for March 31, 2017 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	1	-	$16,000	$16,000
Series 16	2	1	266,076	316,084
Series 17	4	-	70,478	70,478
Series 18	-	-	-	-
Series 19	-	-	-	-
Total	7	1	$352,554	$402,562

* Fund proceeds from disposition does not include $50,008 which was due to a writeoff of capital contributions payable to Series 16.

Schedule Of Contributions Payable [Table Text Block]
The contributions payable to operating limited partnerships at March 31, 2018 and 2017 by series are as follows:

	2018	2017
Series 15	$-	$-
Series 16	-	-
Series 17	7,893	7,893
Series 18	18,554	18,554
Series 19	-	-
	$26,447	$26,447

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$13,020,543	$1,467,118	$2,786,192

Acquisition costs of operating limited partnerships	1,726,379	191,597	293,893

Syndication costs from operating limited partnerships	(31,623)	-	-

Cumulative distributions from operating limited partnerships	(40,425)	(252)	(8,599)

Cumulative impairment loss in investment in operating limited partnerships	(1,881,446)	(34,041)	(333,505)

Cumulative losses from operating limited partnerships	(12,793,428)	(1,624,422)	(2,737,981)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(138,624)	(14,246)	(43,920)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(208,552)	(52,671)	(23,359)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	357,921	18,909	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(19,817,505)	(3,285,519)	(4,909,316)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	105,239	53,151	34,091

Cumulative impairment loss in investment in operating limited partnerships	1,881,446	34,041	333,505

Other	(241,035)	(101,375)	179,860

Equity per operating limited partnerships’ combined financial statements	$(18,061,110)	$(3,347,710)	$(4,429,139)

The Fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$2,120,191	$5,178,705	$1,468,337

Acquisition costs of operating limited partnerships	307,666	749,496	183,727

Syndication costs from operating limited partnerships	-	(31,623)	-

Cumulative distributions from operating limited partnerships	(2,463)	(27,368)	(1,743)

Cumulative impairment loss in investment in operating limited partnerships	(322,505)	(963,351)	(228,044)

Cumulative losses from operating limited partnerships	(2,102,889)	(4,905,859)	(1,422,277)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2018 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	99,965	232,601	6,446

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(2,872,436)	(6,077,395)	(2,672,839)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	322,505	963,351	228,044

Other	(50,946)	(248,150)	(20,424)

Equity per operating limited partnerships’ combined financial statements	$(2,682,334)	$(5,123,890)	$(2,478,037)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	17,980,764	$3,800,488	$4,254,580

Acquisition costs of operating limited partnerships	2,375,082	541,634	462,972

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(48,902)	(3,252)	(12,055)

Cumulative impairment loss in investment in operating limited partnerships	(2,592,909)	(189,424)	(806,916)

Cumulative losses from operating limited partnerships	(17,677,580)	(4,149,446)	(3,898,581)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(138,624)	(14,246)	(43,920)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(235,949)	(52,671)	(23,359)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	417,413	45,842	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(23,818,955)	(5,101,987)	(6,031,371)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	123,424	53,151	52,276

Cumulative impairment loss in investment in operating limited partnerships	2,592,909	189,424	806,916

Other	(121,642)	(80,970)	276,948

Equity per operating limited partnerships’ combined financial statements	$(21,181,424)	$(4,961,457)	$(4,962,510)

The Fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$2,309,391	$5,630,054	$1,986,251

Acquisition costs of operating limited partnerships	334,951	777,180	258,345

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(2,463)	(27,368)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(322,505)	(963,351)	(310,713)

Cumulative losses from operating limited partnerships	(2,319,374)	(5,380,060)	(1,930,119)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	115,146	237,589	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,247,701)	(6,037,627)	(3,400,269)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	322,505	963,351	310,713

Other	(45,544)	(218,902)	(53,174)

Equity per operating limited partnerships’ combined financial statements	$(3,037,016)	$(5,049,886)	$(3,170,555)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships at December 31, 2017 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,594,247	$1,336,447	$4,469,768

Land	2,186,355	269,933	652,676

Other assets	5,189,673	1,240,791	2,003,378

	$19,970,275	$2,847,171	$7,125,822

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,764,622	$5,852,078	$10,783,507

Accounts payable and accrued expenses	1,413,960	116,060	157,464

Other liabilities	2,184,814	109,334	589,241

	38,363,396	6,077,472	11,530,212
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(18,061,110)	(3,347,710)	(4,429,139)
Other partners	(332,011)	117,409	24,749

	(18,393,121)	(3,230,301)	(4,404,390)

	$19,970,275	$2,847,171	$7,125,822

The combined summarized balance sheets of the operating limited partnerships at December 31, 2017 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,556,272	$4,774,203	$457,557

Land	266,600	835,966	161,180

Other assets	620,829	1,005,956	318,719

	$2,443,701	$6,616,125	$937,456

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,211,695	$11,175,137	$2,742,205

Accounts payable and accrued expenses	567,386	412,199	160,851

Other liabilities	280,313	647,845	558,081

	5,059,394	12,235,181	3,461,137
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,682,334)	(5,123,890)	(2,478,037)
Other partners	66,641	(495,166)	(45,644)

	(2,615,693)	(5,619,056)	(2,523,681)

	$2,443,701	$6,616,125	$937,456

The combined summarized balance sheets of the operating limited partnerships at December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$21,761,359	$3,938,014	$8,446,974

Land	3,183,588	635,918	1,094,624

Other assets	7,521,845	2,262,377	3,028,240

	$32,466,792	$6,836,309	$12,569,838

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,589,030	$11,286,992	$16,669,540

Accounts payable and accrued expenses	1,586,166	197,651	150,036

Other liabilities	2,459,784	212,111	618,411

	53,634,980	11,696,754	17,437,987
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,181,424)	(4,961,457)	(4,962,510)
Other partners	13,236	101,012	94,361

	(21,168,188)	(4,860,445)	(4,868,149)

	$32,466,792	$6,836,309	$12,569,838

The combined summarized balance sheets of the operating limited partnerships at December 31, 2016 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,052,766	$5,505,374	$1,818,231

Land	326,600	856,966	269,480

Other assets	720,476	1,055,463	455,289

	$3,099,842	$7,417,803	$2,543,000

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,206,589	$11,504,690	$4,921,219

Accounts payable and accrued expenses	537,964	469,370	231,145

Other liabilities	296,885	743,446	588,931

	6,041,438	12,717,506	5,741,295
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,037,016)	(5,049,886)	(3,170,555)
Other partners	95,420	(249,817)	(27,740)

	(2,941,596)	(5,299,703)	(3,198,295)

	$3,099,842	$7,417,803	$2,543,000

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$6,919,800	$1,153,677	$2,125,114
Interest and other	136,457	23,128	25,896

	7,056,257	1,176,805	2,151,010
Expenses
Interest	757,006	92,829	238,102
Depreciation and amortization	1,748,660	297,243	501,821
Taxes and insurance	847,681	131,008	212,583
Repairs and maintenance	1,731,967	300,959	510,900
Operating expenses	2,976,456	541,718	896,468
Other expenses	66,377	-	7,914

	8,128,147	1,363,757	2,367,788

NET LOSS	$(1,071,890)	$(186,952)	$(216,778)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(1,090,861)	$(183,370)	$(249,603)

Net Income (Loss) allocated to other partners	$18,971	$(3,582)	$32,825

*
Amounts include $183,370, $249,603, $113,659, $495,051, and $49,178 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$1,158,320	$2,033,200	$449,489
Interest and other	23,502	48,207	15,724

	1,181,822	2,081,407	465,213
Expenses
Interest	106,109	281,788	38,178
Depreciation and amortization	343,736	517,189	88,671
Taxes and insurance	154,864	300,593	48,633
Repairs and maintenance	217,152	585,277	117,679
Operating expenses	465,770	850,774	221,726
Other expenses	9,000	49,463	-

	1,296,631	2,585,084	514,887

NET LOSS	$(114,809)	$(503,677)	$(49,674)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(113,659)	$(495,051)	$(49,178)

Net Income (Loss) allocated to other partners	$(1,150)	$(8,626)	$(496)

*
Amounts include $183,370, $249,603, $113,659, $495,051, and $49,178 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$9,571,913	$2,224,484	$3,175,002
Interest and other	217,504	51,642	65,374

	9,789,417	2,276,126	3,240,376
Expenses
Interest	1,145,891	289,161	344,749
Depreciation and amortization	2,341,880	529,311	705,289
Taxes and insurance	1,175,081	243,240	368,219
Repairs and maintenance	2,450,999	483,523	889,590
Operating expenses	3,928,968	914,759	1,242,744
Other expenses	84,514	11,522	13,222

	11,127,333	2,471,516	3,563,813

NET LOSS	$(1,337,916)	$(195,390)	$(323,437)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(1,407,777)	$(205,277)	$(398,454)

Net Income (Loss) allocated to other partners	$69,861	$9,887	$75,017

*
Amounts include $205,277, $398,454, $183,320, $484,896, and $135,830 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$1,270,718	$2,149,400	$752,309
Interest and other	24,089	54,446	21,953

	1,294,807	2,203,846	774,262
Expenses
Interest	124,149	306,460	81,372
Depreciation and amortization	387,177	554,151	165,952
Taxes and insurance	158,094	298,451	107,077
Repairs and maintenance	263,229	608,437	206,220
Operating expenses	538,332	883,491	349,642
Other expenses	9,000	49,570	1,200

	1,479,981	2,700,560	911,463

NET LOSS	$(185,174)	$(496,714)	$(137,201)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(183,320)	$(484,896)	$(135,830)

Net Income (Loss) allocated to other partners	$(1,854)	$(11,818)	$(1,371)

*
Amounts include $205,277, $398,454, $183,320, $484,896, and $135,830 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.